Classification and measurement of financial instruments - Summary of Carrying Amounts and Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Financial Liabilities		$ (3,767)	$ (2,165)	[1]
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities		(333)	(329)	[1]
Financial liabilities at fair value through profit or loss, category [member] | Contingent purchase consideration [Member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities		(79)	(91)	[1]
Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities		(4,248)	(2,758)	[1]
Financial liabilities at amortised cost, category [member] | Deferred purchase consideration [Member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities		(24)	(23)	[1]
Financial liabilities at amortised cost, category [member] | Trade and other payables, excluding deferred and contingent purchase consideration [Member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities		(457)	(570)	[1]
Derivative financial instruments [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities		(18)	(20)	[1]
Money market fund [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		907	51
Deferred Compensation Plan Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		236	218
Deferred Compensation Plan Investments [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		236	218	[1]
Financial assets measured at fair value through other comprehensive income [Member] | Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		88	133	[1]
Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		1,148	273	[1]
Financial assets at fair value through profit or loss, category [member] | Deferred Compensation Plan Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities		(236)	(218)	[1]
Financial assets at fair value through profit or loss, category [member] | Cash and cash equivalent [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		892	35	[1]
Financial assets at fair value through profit or loss, category [member] | Other Financial Asset [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		15	16	[1]
Financial assets at fair value through profit or loss, category [member] | Derivative financial instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		5	1	[1]
Financial assets at fair value through profit or loss, category [member] | Trade and other receivables, excluding prepayments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			3
Financial assets at fair value through profit or loss, category [member] | Money market fund [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	[1]		3
Financial assets at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		1,287	848	[1]
Financial assets at amortised cost, category [member] | Cash and cash equivalent [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		783	160	[1]
Financial assets at amortised cost, category [member] | Other Financial Asset [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		66	136	[1]
Financial assets at amortised cost, category [member] | Trade and other receivables, excluding prepayments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		$ 438	$ 552	[1]

[1]	Restated for deferred compensation plan investments, see page 134.